Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 770,900	¥ 721,900
Others	35,800	52,100
Profit before tax	870,972	1,024,552
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(100,300)	(83,100)
Gains on equity instruments	46,800	92,100
Extraordinary gains or losses and others	(11,000)	(6,200)
Profit before tax under Japanese GAAP	706,400	724,700
Scope of consolidation	2,700	3,200
Derivative financial instruments	255,800	464,500
Investment securities	(49,100)	(105,600)
Loans and advances	(61,000)	(33,200)
Investments in associates and joint ventures	10,100	(28,700)
Property, plant and equipment	400	(600)
Lease accounting	(900)
Defined benefit plans	(26,800)	(28,100)
Foreign currency translation	(16,300)	(22,500)
Classification of equity and liability	7,300	5,700
Others	¥ 42,400	¥ 45,200